CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED INCOME STATEMENTS
Cloud	€ 8,080	€ 6,933	€ 4,993
Software licenses	3,642	4,533	4,647
Software support	11,506	11,547	10,981
Software licenses and support	15,148	16,080	15,628
Cloud and software	23,228	23,012	20,622
Services	4,110	4,541	4,086
Total revenue	27,338	27,553	24,708
Cost of cloud	(2,699)	(2,534)	(2,068)
Cost of software licenses and support	(2,008)	(2,159)	(2,092)
Cost of cloud and software	(4,707)	(4,692)	(4,160)
Cost of services	(3,178)	(3,662)	(3,302)
Total cost of revenue	(7,886)	(8,355)	(7,462)
Gross profit	19,453	19,199	17,246
Research and development	(4,454)	(4,292)	(3,624)
Sales and marketing	(7,106)	(7,693)	(6,781)
General and administration	(1,356)	(1,629)	(1,098)
Restructuring	3	(1,130)	(19)
Other operating income/expense, net	84	18	(20)
Total operating expenses	(20,715)	(23,081)	(19,005)
Operating profit	6,623	4,473	5,703
Other non-operating income/expense, net	(179)	(74)	(56)
Finance income	1,473	787	371
Finance costs	(697)	(589)	(418)
Financial income, net	776	198	(47)
Profit before tax	7,220	4,596	5,600
Income tax expense	(1,938)	(1,226)	(1,511)
Profit after tax	5,283	3,370	4,088
Attributable to owners of parent	5,145	3,321	4,083
Attributable to non-controlling interests	€ 138	€ 50	€ 6
Earnings per share, basic (in Euro per share)	€ 4.35	€ 2.78	€ 3.42
Earnings per share, diluted (in Euro per share)	€ 4.35	€ 2.78	€ 3.42